OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2018
OPERATING SEGMENTS
24.	OPERATING SEGMENTS

The Company’s operations are all within the mining sector, consisting of two operating segments both of which are located in Mexico, plus one segment associated with Coricancha, one Exploration segment and one Corporate segment. Due to diversities in geography and production processes, the Company operates the GMC and the Topia Mine separately, with separate budgeting and evaluation of results of operations and exploration activities. The Coricancha segment contains the net assets associated with Coricancha and the cost of its exploration, evaluation and development activities are separately budgeted and reported. The Corporate segment provides financial, human resources and technical support to the two mining operations and Coricancha. The GMC operation produces silver and gold in concentrate, and the Topia operation produces silver, gold, lead and zinc in concentrate, for refining off site. The Exploration segment includes the Company’s exploration and evaluation assets at Santa Rosa, El Horcón, Plomo and Argosy.

	Operations
	GMC	Topia	Coricancha	Exploration	Corporate	Total
2018
Revenue	$39,635	$19,799	$–	$–	$–	$59,434
Exploration and evaluation expenses	1,456	298	7,101	243	2,231	11,329
Income (loss) before income taxes	1,028	3,922	(7,103)	(3,032)	(4,226)	(9,411)
Net income (loss)	1,120	3,981	(7,103)	(3,032)	(5,029)	(10,063)
Additions to non-current assets	959	773	(536)	–	–	1,196

As at December 31, 2018
Total assets	$7,990	$12,813	$27,538	$2,427	$62,008	$112,776
Total liabilities	$5,995	$2,395	$27,278	$–	$4,452	$40,120

2017
Revenue	$49,366	$14,380	$–	$–	$–	$63,746
Exploration and evaluation expenses	2,606	528	2,875	407	1,059	7,475
Income (loss) before income taxes	10,865	1,843	(2,260)	(1,491)	(6,201)	2,756
Net income (loss)	9,997	1,777	(2,260)	(1,491)	(6,733)	1,290
Additions to non-current assets	2,122	2,307	15,194	–	–	19,623

As at December 31, 2017
Total assets	$13,887	$14,102	$30,050	$2,568	$61,273	$121,880
Total liabilities	$5,867	$2,260	$27,189	$54	$5,369	$40,739